Northern Lights Fund Trust

Zeo Short Duration Income Fund

Incorporated herein by reference is the definitive version of the supplement for Zeo Short Duration Income Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 9, 2018 (SEC Accession No. 0001580642-18-003303.